AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.6%
Information Technology - 23.7%
Communications Equipment - 2.9%
Ciena Corp. (a)	35,604	$1,396,745
Lumentum Holdings, Inc. (a)	24,112	1,291,439

		2,688,184

Electronic Equipment, Instruments & Components - 1.1%
Keysight Technologies, Inc. (a)	10,576	1,028,516

IT Services - 6.0%
PayPal Holdings, Inc. (a)	11,186	1,158,758
Square, Inc.-Class A (a)	20,170	1,249,531
Visa, Inc.-Class A	17,971	3,091,192

		5,499,481

Semiconductors & Semiconductor Equipment - 2.3%
Monolithic Power Systems, Inc.	6,405	996,810
NVIDIA Corp.	6,663	1,159,829

		2,156,639

Software - 9.1%
ANSYS, Inc. (a)	6,508	1,440,611
Microsoft Corp.	17,962	2,497,257
Proofpoint, Inc. (a)	11,493	1,483,171
salesforce.com, Inc. (a)	12,679	1,882,071
Zendesk, Inc. (a)	15,364	1,119,728

		8,422,838

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	9,300	2,082,921

		21,878,579

Health Care - 18.1%
Health Care Equipment & Supplies - 8.3%
Abbott Laboratories	16,140	1,350,434
Danaher Corp.	18,530	2,676,288
Koninklijke Philips NV (ADR)	38,610	1,781,079
West Pharmaceutical Services, Inc.	12,872	1,825,507

		7,633,308

Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	7,993	1,737,039

Life Sciences Tools & Services - 7.9%
Bio-Rad Laboratories, Inc.-Class A (a)	6,580	2,189,429
Bruker Corp.	39,296	1,726,273
ICON PLC (a)	10,309	1,518,928
QIAGEN NV (a)	56,062	1,848,364

		7,282,994

		16,653,341

Company	Shares	U.S. $ Value
Consumer Discretionary - 16.4%
Auto Components - 2.0%
Aptiv PLC	20,689	$1,808,632

Diversified Consumer Services - 2.0%
Bright Horizons Family Solutions, Inc. (a)	11,775	1,795,688

Internet & Direct Marketing Retail - 5.5%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	9,739	1,628,653
Amazon.com, Inc. (a)	1,424	2,471,936
Etsy, Inc. (a)	17,922	1,012,593

		5,113,182

Specialty Retail - 3.2%
Home Depot, Inc. (The)	7,773	1,803,491
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,646	1,164,520

		2,968,011

Textiles, Apparel & Luxury Goods - 3.7%
NIKE, Inc.-Class B	17,305	1,625,286
VF Corp.	20,045	1,783,804

		3,409,090

		15,094,603

Financials - 8.7%
Capital Markets - 6.8%
Charles Schwab Corp. (The)	35,532	1,486,304
Intercontinental Exchange, Inc.	23,819	2,197,779
MSCI, Inc.-Class A	12,037	2,621,057

		6,305,140

Insurance - 1.9%
Aflac, Inc.	33,648	1,760,463

		8,065,603

Industrials - 7.8%
Aerospace & Defense - 1.8%
Hexcel Corp.	19,818	1,627,652

Electrical Equipment - 3.4%
Rockwell Automation, Inc.	7,520	1,239,296
Vestas Wind Systems A/S (Sponsored ADR)	71,936	1,860,984

		3,100,280

Machinery - 2.6%
Xylem, Inc./NY	30,717	2,445,688

		7,173,620

Utilities - 6.0%
Electric Utilities - 1.9%
NextEra Energy, Inc.	7,545	1,757,910

Water Utilities - 4.1%
American Water Works Co., Inc.	17,086	2,122,594
Aqua America, Inc.	36,463	1,634,636

		3,757,230

		5,515,140

Company	Shares	U.S. $ Value
Communication Services - 4.4%
Diversified Telecommunication Services - 2.0%
Comcast Corp.-Class A	42,316	$1,907,605

Entertainment - 2.4%
Walt Disney Co. (The)	16,812	2,190,940

		4,098,545

Consumer Staples - 4.1%
Food Products - 2.5%
Nestle SA (Sponsored ADR)	20,799	2,254,612

Household Products - 1.6%
Procter & Gamble Co. (The)	11,963	1,487,958

		3,742,570

Materials - 2.3%
Chemicals - 2.3%
Ecolab, Inc.	10,629	2,104,967

Real Estate - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
SBA Communications Corp.	7,283	1,756,295

Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
EOG Resources, Inc.	15,058	1,117,605

Total Common Stocks (cost $74,690,314)		87,200,868

SHORT-TERM INVESTMENTS - 5.4%
Investment Companies - 5.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.89% (b)(c)(d) (cost $4,962,882)	4,962,882	4,962,882

Total Investments - 100.0% (cost $79,653,196) (e)		92,163,750
Other assets less liabilities - 0.0%		(385)

Net Assets - 100.0%		$92,163,365

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,420,306 and gross unrealized depreciation of investments was $(1,909,752), resulting in net unrealized appreciation of $12,510,554.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee US Thematic Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of                 September 30, 2019:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks^	$87,200,868		$	– 0	–	$	– 0	–	$87,200,868
Short-Term Investments:
Investment Companies	4,962,882			– 0	–		– 0	–	4,962,882

Total Investments in Securities	92,163,750			– 0	–		– 0	–	92,163,750
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$92,163,750		$	– 0	–	$	– 0	–	$92,163,750

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)		Dividend Income (000)
Government Money Market Portfolio	$4,002	$19,152	$18,191	$4,963		$101
Government Money Market Portfolio*	1,118	3,805	4,923	– 0	–	6

Total				$4,963		$107

*	Investment of cash collateral for securities lending transactions.